Share Capital and Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants	At June 30, 2023 and 2022, the number of common shares outstanding were as follows:

	June 30, 2023		June 30, 2022
	Number	Amount	Number	Amount
Balance - beginning of period	3,104,222	$979,849	3,104,222	$979,849
Shares issued for milestone achievement (note 4)	145,312	1,313	—	—
Balance - end of period	3,249,534	$981,162	3,104,222	$979,849

Schedule of Changes in Number of Stock Options Outstanding and Weighted Average Exercise Price

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the six months ended June 30, 2023 and 2022 were as follows:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance - beginning of period	101,629	$214.46	102,805	$215.29
Forfeited	(1,709)	146.12	—	—
Expired	—	—	(8)	21,225.00
Balance - end of period	99,920	$215.63	102,797	$213.65

For options having a USD exercise price, the changes in the number of stock options outstanding during the quarters ended June 2023, and 2022 were as follows:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of period	130,916	$21.52	74,900	$34.88
Granted	44,600	3.99	60,850	6.70
Forfeited	(5,166)	16.34	(4,500)	18.08
Balance - end of period	170,350	$17.09	131,250	$22.39

Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the quarters ended June 30, 2023 and 2022 were as follows:

	June 30,	June 30,
	2023	2022
Expected dividend rate	—	—
Expected volatility of share price	117.2%	115.8%
Risk-free interest rate	3.54%	2.85%
Expected life in years	6.8	6.8
Weighted average grant date fair value	$4.65	$7.50

Schedule of Stock Options Issued and Outstanding by Range of Exercise Price

At June 30, 2023, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$119.90-$146.35	15,399	6.8	$136.57	13,079	$136.15
$146.36-$211.05	78,973	5.9	152.10	68,197	152.10
$211.06 - $2,130.00	5,025	5.9	358.66	5,025	358.66
$2,130.01-$20,700.00	523	5.0	10,761.57	523	10,761.57
	99,920	6.1	$215.63	86,824	$225.56
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$3.99-$4.75	54,600	9.7	$4.01	—	$—
$4.76-$7.80	37,850	8.9	5.40	14,370	5.40
$7.81 - $15.95	16,500	8.7	10.20	5,169	10.20
$15.96-$41.80	31,400	8.2	27.56	18,939	31.42
$41.81 - $108.00	30,000	7.4	48.48	27,164	48.28
	170,350	8.7	$17.09	65,642	$31.03

Schedule of Total Share-Based Payments Expense

The total share-based payments compensation expense has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2023 and 2022 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Research and development expenses	$98	$256	$231	$523
Administration expenses	145	281	299	633
	$243	$537	$530	$1,156

Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Changes in Issued and Outstanding Common Share or RSU or Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the six months ended June 30, 2023 and 2022:

	June 30, 2023		June 30, 2022
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - beginning of period	400	$30,000.00	17,273	$843.30
Cancelled (note 8)	—	—	(16,873)	152.10
Expired	(400)	30,000.00	—	—
Balance of warrants - end of period	—	$—	400	$30,000.00
At June 30, 2023, the number of warrants outstanding by exercise price were as follows:

	June 30, 2023
		Weighted
		average
		exercise price
	Number	(USD)
Balance of warrants - end of period	789,472	$55.00

Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price

The warrants outstanding at June 30, 2023, their exercise price in USD, expiry rate and the overall weighted average exercise price in both currencies are as follows:

	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	789,472	November 2025	$55.00